Related Party Transactions - Schedule of related party balances (Details) - Affiliated Entity - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Related party balance	$ 379	$ 219
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party balance	(100)	(94)
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Related party balance	(24)	0
Frontline Ltd
Related Party Transaction [Line Items]
Related party balance	748	601
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party balance	(54)	(35)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Related party balance	(31)	(12)
Frontline Management AS
Related Party Transaction [Line Items]
Related party balance	1	(16)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party balance	(192)	(223)
SFL Corporation Ltd
Related Party Transaction [Line Items]
Related party balance	0	(2)
Northern Ocean Limited
Related Party Transaction [Line Items]
Related party balance	$ 31	$ 0